Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 25,848	$ 31,985	$ 6,886
Restricted cash		474
Accounts receivable	23,047	20,695	13,055
Prepaid expenses and other	2,505	7,103	987
Investment in equity securities			4,105
Short-term derivative assets	146	1,057
Total current assets	51,546	61,314	25,033
Oil and gas properties, at cost, using the full cost method of accounting:
Unevaluated property	276,888	228,151	168,691
Evaluated property	423,884	289,851	152,354
Less accumulated depreciation, depletion and amortization	(49,488)	(27,628)	(14,210)
Oil and gas properties-net	651,284	490,374	306,835
Other property and equipment	5,808	5,408	4,685
Less accumulated depreciation	(3,566)	(3,115)	(2,493)
Other property and equipment-net	2,242	2,293	2,192
Deferred tax asset	9,977
Other assets, net	1,155	45	417
Total assets	716,204	554,026	334,477
Current liabilities:
Accounts payable and accrued liabilities	7,291	5,662	4,791
Current portion of debt		2,188
Current derivative liabilities			121
Total current liabilities	7,291	7,850	4,912
Long-term debt	45,000	168,517	27,000
Deferred tax liability		3,684
Other non-current liabilities	449	27	391
Temporary equity (Note 9)	603,986
Shareholders' and members' equity:
Members' contributed capital		208,728	166,030
Accumulated other comprehensive income			682
Preferred stock	0	0
Additional paid-in capital	63,203	(3,057)
Accumulated (deficit) earnings	(3,945)	168,277	135,462
Total shareholders' equity attributable to Brigham Minerals, Inc. and members' equity	59,478	373,948	302,174
Total liabilities and shareholders' and members' equity	716,204	554,026	$ 334,477
Class A Common Stock
Shareholders' and members' equity:
Common stock	220	0
Class B Common Stock
Shareholders' and members' equity:
Common stock	$ 0	$ 0